Fair Value Measurement - Summary of Quantitative Information About The Significant Unobservable Inputs of Investment (Details) - Level 3 Inputs - Value to Net Asset Multiple - Non-recurring Basis	Dec. 31, 2023
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value to net asset multiple	0.74
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value to net asset multiple	0.34
Weighted-Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value to net asset multiple	0.65